N-2 - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001258943
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		Pioneer Municipal High Income Advantage Fund, Inc.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	Six Months Ended 9/30/24 (unaudited)	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Per Share Operating Performance
Net asset value, beginning of period	$ 9.20	$ 9.39	$ 10.75	$ 12.16	$ 11.77	$ 11.68
Increase (decrease) from investment operations:(a)
Net investment income (loss)(b)	$ 0.18	$ 0.39	$ 0.41	$ 0.49	$ 0.53	$ 0.49
Net realized and unrealized gain (loss) on investments	0.26	(0.23)	(1.28)	(1.38)	0.42	0.06
Net increase (decrease) from investment operations	$ 0.44	$ 0.16	$ (0.87)	$ (0.89)	$ 0.95	$ 0.55
Distributions to stockholders:
Net investment income and previously undistributed net investment income	$ (0.20)*	$ (0.35)	$ (0.42)*	$ (0.52)*	$ (0.56)*	$ (0.46)
Tax return of capital	—	—	(0.07)	—	—	—
Total distributions	$ (0.20)	$ (0.35)	$ (0.49)	$ (0.52)	$ (0.56)	$ (0.46)
Net increase (decrease) in net asset value	$ 0.24	$ (0.19)	$ (1.36)	$ (1.41)	$ 0.39	$ 0.09
Net asset value, end of period	$ 9.44	$ 9.20	$ 9.39	$ 10.75	$ 12.16	$ 11.77
Market value, end of period	$ 8.84	$ 8.15	$ 8.23	$ 9.83	$ 11.82	$ 10.18
Total return at net asset value(c)	5.01%(d)	2.49%(e)	(7.42)%	(7.54)%	8.60%	5.12%
Total return at market value(c)	11.01%(d)	3.59%	(11.26)%	(13.03)%	22.05%	(1.30)%
Ratios to average net assets of stockholders:
Total expenses plus interest expense(f)(g)	2.44%(h)	4.76%	3.40%	1.86%	1.82%	2.61%
Net investment income	3.99%(h)	4.32%	4.29%	4.02%	4.33%	4.14%
Portfolio turnover rate	20%(d)	16%	63%	11%	12%	11%
Net assets of common stockholders, end of period (in thousands)	$225,697	$220,077	$224,545	$257,047	$290,614	$281,372
Preferred shares outstanding (in thousands)(i)(j)(k)(l)	$ 50,000	$ 50,000	$140,000	$180,000	$180,000	$160,000
Asset coverage per preferred share, end of period	$551,394	$540,154	$260,389	$242,804	$261,452	$276,030
Average market value per preferred share(m)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
	Six Months Ended 9/30/24 (unaudited)	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Liquidation value, including interest expense payable, per preferred share	$100,000	$100,000	$100,000	$100,000	$100,000	$100,172
*	The amount of distributions made to stockholders during the period was in excess of the net investment income earned by the Fund during the period. The Fund has accumulated undistributed net investment income which is part of the Fund’s NAV. A portion of this accumulated net investment income was distributed to stockholders during the period. A decrease in distributions may have a negative effect on the market value of the Fund’s shares.
(a)	The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b)	Beginning March 31, 2020, distribution payments to preferred stockholders are included as a component of net investment income.
(c)	Total investment return is calculated assuming a purchase of common shares at the current net asset value or market value on the first day and a sale at the current net asset value or market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Past performance is not a guarantee of future results.
(d)	Not annualized.
(e)	For the period ended March 31, 2024, the Fund's total return includes a reimbursement by the Adviser (see Notes to the Financial Statements-Note 1B). The impact on total return was less than 0.005%.
(f)	Includes interest expense of 1.34%, 3.47%, 2.09%, 0.56%, 0.64% and 1.50%, respectively.
(g)	Prior to March 31, 2020, the expense ratios do not reflect the effect of distribution payments to preferred stockholders.
(h)	Annualized.
(i)	The Fund redeemed 900 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on February 29, 2024.
(j)	The Fund redeemed 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on November 14, 2022.
(k)	The Fund redeemed 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on September 29, 2022.
(l)	The Fund issued 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on February 16, 2021.
(m)	Market value is redemption value without an active market.

Senior Securities Amount	[1],[2],[3],[4]	$ 50,000	$ 50,000	$ 140,000	$ 180,000	$ 180,000	$ 160,000
Senior Securities Coverage per Unit		$ 551,394	$ 540,154	$ 260,389	$ 242,804	$ 261,452	$ 276,030
Preferred Stock Liquidating Preference		100,000	100,000	100,000	100,000	100,000	100,172
Senior Securities Average Market Value per Unit	[5]	$ 100,000	100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The investment objective of the Fund is to seek a high level of current income exempt from regular federal income tax, and the Fund may, as a secondary objective, also seek capital appreciation to the extent that it is consistent with its primary investment objective.
Risk Factors [Table Text Block]
E.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Under normal circumstances, the Fund will invest substantially all of its assets in municipal securities. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to down-grades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of economic or market turmoil or a recession. To the extent the Fund invests significantly in a single state (including California and Massachusetts), city, territory (including Puerto Rico), or region, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, including health care facilities, education, transportation, special revenues and pollution control, the Fund will be more susceptible to associated risks and developments.
The Fund invests in below investment grade (high yield) municipal securities. Debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund stockholders to effect share purchases or sales or receive distributions, loss of or unauthorized access to private stockholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

Share Price [Table Text Block]
Prices and Distributions  |  9/30/24
Market Value per Common Share
^
	9/30/24	3/31/24
Market Value	$ 8.84	$ 8.15
Discount	(6.36)%	(11.41)%
Net Asset Value per Common Share^
	9/30/24	3/31/24
Net Asset Value	$9.44	$9.20
Distributions per Common Share*: 4/1/24 - 9/30/24
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
4/1/24 – 9/30/24	$0.1950	$—	$—
Yields
	9/30/24	3/31/24
30-Day SEC Yield	3.52%	3.31%
The data shown above represents past performance, which is no guarantee of future results.
^ Net asset value and market value are published in
Barron’s
on Saturday,
The Wall Street Journal
on Monday and
The New York Times
on Monday and Saturday. Net asset value and market value are published daily on the Fund’s website
at
www.amundi.com/us
.
* The amount of distributions made to stockholders during the period was in excess of the net investment income earned by the Fund during the period.

Share Price	[6]	$ 8.84	8.15
NAV Per Share	[7]	$ 9.44	$ 9.2
Latest Premium (Discount) to NAV [Percent]	[6]	(6.36%)	(11.41%)
Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
E.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Under normal circumstances, the Fund will invest substantially all of its assets in municipal securities. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to down-grades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of economic or market turmoil or a recession. To the extent the Fund invests significantly in a single state (including California and Massachusetts), city, territory (including Puerto Rico), or region, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, including health care facilities, education, transportation, special revenues and pollution control, the Fund will be more susceptible to associated risks and developments.
The Fund invests in below investment grade (high yield) municipal securities. Debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund stockholders to effect share purchases or sales or receive distributions, loss of or unauthorized access to private stockholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

Common Share [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		1,000,000,000
Outstanding Security, Held [Shares]		23,914,439	23,914,439

[1]	The Fund issued 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on February 16, 2021.
[2]	The Fund redeemed 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on November 14, 2022.
[3]	The Fund redeemed 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on September 29, 2022.
[4]	The Fund redeemed 900 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on February 29, 2024.
[5]	Market value is redemption value without an active market.
[6]	Net asset value and market value are published in Barron’s on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday. Net asset value and market value are published daily on the Fund’s website at www.amundi.com/us.
[7]	The amount of distributions made to stockholders during the period was in excess of the net investment income earned by the Fund during the period.